Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature
Expenses by nature

6Expenses by nature

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 16(a))	6,859,362	4,292,806	9,099,543	11,533,059
Payroll and employee benefits (i)	819,592	580,801	1,475,943	2,296,516
Rental and related expenses	69,174	80,847	279,429	444,216
Depreciation and amortization (ii)	391,167	285,241	808,694	1,206,305
Licensing expenses	249,437	178,241	420,895	608,764
Promotion and advertising expenses	315,976	246,883	572,435	704,285
Logistics expenses	295,933	203,024	535,021	594,235
Travelling expenses	66,544	45,827	121,506	141,143
Other expenses	312,677	198,561	494,684	758,316
Total cost of sales, selling and distribution and general and administrative expenses	9,379,862	6,112,231	13,808,150	18,286,839

Notes:

(i)	Payroll and employee benefits are analyzed as follows:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	657,236	463,208	1,202,421	1,670,100
Contributions to social security contribution plan	75,168	53,977	140,311	181,962
Welfare expenses	24,306	17,184	48,027	76,585
Equity-settled share-based payment expenses (Note 27)	62,882	46,432	85,184	367,869
	819,592	580,801	1,475,943	2,296,516

The Group’s contributions to the defined contribution plans are expensed as incurred and not reduced by contributions forfeited by those employees who leave the plans prior to vesting fully in the contributions.

(ii)	Depreciation and amortization are analyzed as follows:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 11)	70,706	59,652	157,214	270,000
Right-of-use assets (Note 12)	334,193	239,787	684,462	971,471
Less: amount capitalized as construction in progress	(33,907)	(22,604)	(45,210)	(45,210)
Intangible assets (Note 13)	20,175	8,406	12,228	10,044
	391,167	285,241	808,694	1,206,305